GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.02%
23,436	Ashland Global Holdings Inc	$ 2,088,616
23,536	Cabot Corp	1,179,624
68,528	Chemours Co	1,991,424
188,687	Cleveland-Cliffs Inc(a)	3,737,890
50,034	Commercial Metals Co	1,524,036
14,366	Compass Minerals International Inc	925,170
16,397	Ingevity Corp(a)	1,170,254
14,064	Minerals Technologies Inc	982,230
3,012	NewMarket Corp	1,020,375
59,920	Olin Corp	2,891,140
26,340	Reliance Steel & Aluminum Co	3,751,343
27,221	Royal Gold Inc	2,599,333
53,845	RPM International Inc	4,181,064
17,491	Sensient Technologies Corp	1,593,080
80,455	Steel Dynamics Inc	4,705,008
112,080	United States Steel Corp	2,462,398
75,000	Valvoline Inc	2,338,500
		39,141,485
Communications — 2.90%
2,055	Cable One Inc	3,725,982
64,216	Ciena Corp(a)	3,297,492
15,676	FactSet Research Systems Inc	6,188,571
54,741	Iridium Communications Inc(a)	2,181,429
25,366	Mimecast Ltd(a)	1,613,278
69,328	New York Times Co Class A	3,415,790
91,731	TEGNA Inc	1,808,935
41,012	Telephone & Data Systems Inc	799,734
40,843	TripAdvisor Inc(a)	1,382,535
30,424	Viasat Inc(a)	1,675,450
18,791	World Wrestling Entertainment Inc Class A	1,057,182
28,691	Yelp Inc(a)	1,068,453
		28,214,831
Consumer, Cyclical — 16.30%
39,093	Adient PLC(a)	1,620,405
63,326	American Eagle Outfitters Inc(b)	1,633,811
18,121	AutoNation Inc(a)	2,206,413
37,881	Avient Corp	1,755,784
56,899	BJ's Wholesale Club Holdings Inc(a)	3,124,893
33,992	Boyd Gaming Corp(a)	2,150,334
32,156	Brunswick Corp	3,063,502
48,604	Callaway Golf Co(a)	1,342,929
63,073	Capri Holdings Ltd(a)	3,053,364
18,261	Carter's Inc	1,775,700
15,362	Casey's General Stores Inc	2,894,969
13,619	Choice Hotels International Inc	1,721,033
14,385	Churchill Downs Inc	3,453,551
14,507	Columbia Sportswear Co	1,390,351
9,845	Cracker Barrel Old Country Store Inc	1,376,725
25,885	Crocs Inc(a)	3,713,980
Shares		Fair Value
Consumer, Cyclical — (continued)
60,258	Dana Inc	$ 1,340,138
11,478	Deckers Outdoor Corp(a)	4,134,376
27,192	Dick's Sporting Goods Inc	3,256,786
16,785	FirstCash Inc	1,468,687
23,233	Five Below Inc(a)	4,107,827
37,377	Foot Locker Inc	1,706,634
17,470	Fox Factory Holding Corp(a)	2,525,114
25,817	GameStop Corp Class A(a)(b)	4,530,109
99,146	Gentex Corp	3,269,835
116,583	Goodyear Tire & Rubber Co(a)	2,063,519
63,833	Harley-Davidson Inc	2,336,926
31,248	Herman Miller Inc	1,176,800
55,930	IAA Inc(a)	3,052,100
8,992	Jack in the Box Inc	875,191
131,952	JetBlue Airways Corp(a)	2,017,546
48,262	KAR Auction Services Inc(a)	791,014
37,322	KB Home	1,452,572
64,823	Kohl's Corp	3,052,515
24,787	Lear Corp	3,878,670
12,551	Lithia Motors Inc	3,979,169
17,719	Marriott Vacations Worldwide Corp	2,787,730
144,792	Mattel Inc(a)	2,687,340
19,498	MSC Industrial Direct Co Inc Class A	1,563,545
9,865	Murphy USA Inc	1,650,020
46,150	Nordstrom Inc(a)	1,220,667
21,230	Nu Skin Enterprises Inc Class A	859,178
25,191	Ollie's Bargain Outlet Holdings Inc(a)(b)	1,518,513
13,502	Papa John's International Inc	1,714,619
23,631	Polaris Inc	2,827,685
7,067	RH(a)	4,713,053
39,985	Scientific Games Corp(a)	3,321,554
16,901	Scotts Miracle-Gro Co	2,473,630
32,066	Six Flags Entertainment Corp(a)	1,362,805
55,969	Skechers USA Inc Class A(a)	2,357,414
51,984	Taylor Morrison Home Corp(a)	1,340,148
81,529	Tempur Sealy International Inc	3,783,761
28,973	Texas Roadhouse Inc	2,646,104
22,972	Thor Industries Inc	2,820,043
48,119	Toll Brothers Inc	2,660,499
35,806	Travel + Leisure Co	1,952,501
47,212	Tri Pointe Homes Inc(a)	992,396
70,912	Univar Solutions Inc(a)	1,689,124
27,348	Urban Outfitters Inc(a)	811,962
31,159	Victoria's Secret & Co(a)	1,721,846
11,610	Visteon Corp(a)	1,095,868
13,680	Watsco Inc	3,620,002
73,950	Wendy's Co	1,603,236
31,167	Williams-Sonoma Inc	5,526,844
12,341	Wingstop Inc	2,023,060
38,804	Wyndham Hotels & Resorts Inc	2,995,281
36,280	YETI Holdings Inc(a)	3,108,833
		158,742,533

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — 17.12%
37,286	Acadia Healthcare Co Inc(a)	$ 2,378,101
13,540	Amedisys Inc(a)	2,018,814
43,259	Arrowhead Pharmaceuticals Inc(a)	2,700,659
21,949	ASGN Inc(a)	2,483,310
19,603	Avis Budget Group Inc(a)(b)	2,283,946
3,896	Boston Beer Co Inc Class A(a)	1,985,986
20,660	Brink's Co	1,307,778
6,528	Chemed Corp	3,036,303
138,833	Coty Inc Class A(a)	1,091,227
67,246	Darling Ingredients Inc(a)	4,834,987
19,879	Emergent BioSolutions Inc(a)	995,342
41,286	Encompass Health Corp	3,098,101
66,909	Envista Holdings Corp(a)	2,797,465
130,719	Exelixis Inc(a)	2,763,400
82,589	Flowers Foods Inc	1,951,578
14,223	FTI Consulting Inc(a)	1,915,838
32,490	Globus Medical Inc Class A(a)	2,489,384
1,688	Graham Holdings Co Class B	994,502
18,749	Grand Canyon Education Inc(a)	1,649,162
35,307	Grocery Outlet Holding Corp(a)	761,572
40,902	GXO Logistics Inc(a)	3,208,353
73,878	H&R Block Inc	1,846,950
21,146	Haemonetics Corp(a)	1,492,696
34,756	Hain Celestial Group Inc(a)	1,486,862
59,057	Halozyme Therapeutics Inc(a)	2,402,439
34,600	HealthEquity Inc(a)	2,240,696
10,000	Helen of Troy Ltd(a)	2,246,800
27,309	Hill-Rom Holdings Inc	4,096,350
8,272	ICU Medical Inc(a)	1,930,519
27,801	Ingredion Inc	2,474,567
14,895	Insperity Inc	1,649,472
30,180	Integra LifeSciences Holdings Corp(a)	2,066,726
25,371	Jazz Pharmaceuticals PLC(a)	3,303,558
18,181	John Wiley & Sons Inc Class A	949,230
8,228	Lancaster Colony Corp	1,388,969
13,140	LHC Group Inc(a)	2,061,797
22,075	LivaNova PLC(a)	1,748,119
28,181	LiveRamp Holdings Inc(a)	1,330,989
22,502	ManpowerGroup Inc	2,436,517
21,016	Masimo Corp(a)	5,689,241
11,889	Medpace Holdings Inc(a)	2,250,350
24,231	Molina Healthcare Inc(a)	6,574,113
76,261	Nektar Therapeutics(a)	1,369,648
44,593	Neogen Corp(a)	1,936,674
39,270	Neurocrine Biosciences Inc(a)	3,766,386
21,436	NuVasive Inc(a)	1,282,945
57,465	Option Care Health Inc(a)	1,394,101
35,775	Patterson Cos Inc	1,078,259
16,311	Paylocity Holding Corp(a)	4,573,604
14,267	Penumbra Inc(a)	3,802,156
63,763	Performance Food Group Co(a)	2,962,429
55,480	Perrigo Co PLC	2,625,868
20,447	Pilgrim's Pride Corp(a)	594,599
24,318	Post Holdings Inc(a)	2,678,871
27,591	PROG Holdings Inc	1,159,098
28,559	Progyny Inc(a)	1,599,304
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
15,719	Quidel Corp(a)	$ 2,218,737
55,573	R1 RCM Inc(a)	1,223,162
21,214	Repligen Corp(a)	6,130,634
133,875	Sabre Corp(a)(b)	1,585,080
8,801	Sanderson Farms Inc	1,656,348
69,531	Service Corp International	4,189,938
47,379	Sprouts Farmers Market Inc(a)	1,097,771
19,665	STAAR Surgical Co(a)	2,527,543
42,936	Syneos Health Inc(a)	3,756,041
26,151	Tandem Diabetes Care Inc(a)	3,121,906
44,418	Tenet Healthcare Corp(a)	2,951,132
7,308	Tootsie Roll Industries Inc(b)	222,382
18,626	United Therapeutics Corp(a)	3,437,987
18,587	WEX Inc(a)	3,273,914
		166,629,285
Energy — 3.91%
134,712	Antero Midstream Corp	1,403,699
83,731	ChampionX Corp(a)	1,872,225
42,659	Cimarex Energy Co	3,719,865
90,634	CNX Resources Corp(a)	1,143,801
40,191	DT Midstream Inc	1,858,432
125,586	EQT Corp(a)	2,569,490
168,693	Equitrans Midstream Corp	1,710,547
41,026	First Solar Inc(a)	3,916,342
62,026	HollyFrontier Corp	2,054,921
60,232	Murphy Oil Corp	1,503,993
162,108	NOV Inc(a)	2,125,236
21,687	SolarEdge Technologies Inc(a)	5,751,826
85,444	Sunrun Inc(a)	3,759,536
94,872	Targa Resources Corp	4,668,651
		38,058,564
Financial — 23.71%
17,097	Affiliated Managers Group Inc	2,583,186
5,755	Alleghany Corp(a)	3,593,480
20,645	Alliance Data Systems Corp	2,082,874
57,718	American Campus Communities Inc REIT	2,796,437
26,599	American Financial Group Inc	3,346,952
65,127	Apartment Income Corp REIT	3,178,849
63,469	Associated Banc-Corp	1,359,506
45,061	BancorpSouth Bank	1,341,917
16,795	Bank of Hawaii Corp	1,380,045
50,552	Bank OZK	2,172,725
34,484	Brighthouse Financial Inc(a)	1,559,711
123,221	Brixmor Property Group Inc REIT	2,724,416
41,731	Camden Property Trust REIT	6,154,071
32,431	Cathay General Bancorp	1,342,319
41,137	CIT Group Inc	2,137,067
53,022	CNO Financial Group Inc	1,248,138
44,102	Commerce Bancshares Inc	3,073,027
18,342	CoreSite Realty Corp REIT	2,541,101
46,610	Corporate Office Properties Trust REIT	1,257,538
61,693	Cousins Properties Inc REIT	2,300,532

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Financial — (continued)
23,505	Cullen/Frost Bankers Inc	$ 2,788,163
51,458	CyrusOne Inc REIT	3,983,364
72,806	Douglas Emmett Inc REIT	2,301,398
58,868	East West Bancorp Inc	4,564,625
16,765	EastGroup Properties Inc REIT	2,793,552
31,038	EPR Properties REIT	1,532,656
46,418	Essent Group Ltd	2,042,856
16,455	Evercore Inc Class A	2,199,540
40,478	Federated Hermes Inc	1,315,535
45,608	First American Financial Corp	3,058,016
53,162	First Financial Bankshares Inc	2,442,794
227,927	First Horizon Corp	3,712,931
53,579	First Industrial Realty Trust Inc REIT	2,790,394
132,574	FNB Corp	1,540,510
68,100	Fulton Financial Corp	1,040,568
44,970	Glacier Bancorp Inc	2,489,089
36,036	Hancock Whitney Corp	1,698,016
14,815	Hanover Insurance Group Inc	1,920,320
60,383	Healthcare Realty Trust Inc REIT	1,798,206
43,239	Highwoods Properties Inc REIT	1,896,463
62,636	Home BancShares Inc	1,473,825
63,266	Hudson Pacific Properties Inc REIT	1,661,998
36,241	Interactive Brokers Group Inc Class A	2,259,264
22,156	International Bancshares Corp	922,576
71,510	Janus Henderson Group PLC	2,955,508
48,174	JBG SMITH Properties REIT	1,426,432
81,999	Jefferies Financial Group Inc	3,044,623
21,037	Jones Lang LaSalle Inc(a)	5,219,069
24,815	Kemper Corp	1,657,394
43,486	Kilroy Realty Corp REIT	2,879,208
8,894	Kinsale Capital Group Inc	1,438,160
35,999	Lamar Advertising Co REIT Class A	4,084,087
4,751	LendingTree Inc(a)	664,332
32,494	Life Storage Inc REIT	3,728,362
88,380	Macerich Co REIT	1,476,830
247,164	Medical Properties Trust Inc REIT	4,960,581
11,029	Mercury General Corp	613,984
140,789	MGIC Investment Corp	2,106,203
72,858	National Retail Properties Inc REIT	3,146,737
33,839	National Storage Affiliates Trust REIT	1,786,361
69,639	Navient Corp	1,373,977
192,949	New York Community Bancorp Inc	2,483,254
117,975	Old Republic International Corp	2,728,762
99,112	Omega Healthcare Investors Inc REIT	2,969,395
48,633	PacWest Bancorp	2,204,048
98,124	Park Hotels & Resorts Inc REIT(a)	1,878,093
54,512	Pebblebrook Hotel Trust REIT	1,221,614
Shares		Fair Value
Financial — (continued)
90,204	Physicians Realty Trust REIT	$ 1,589,394
31,578	Pinnacle Financial Partners Inc	2,970,858
27,817	PotlatchDeltic Corp REIT	1,434,801
16,376	Primerica Inc	2,515,845
38,558	Prosperity Bancshares Inc	2,742,631
8,342	PS Business Parks Inc REIT	1,307,525
58,637	Rayonier Inc REIT	2,092,168
28,212	Reinsurance Group of America Inc	3,138,867
19,544	RenaissanceRe Holdings Ltd	2,724,434
57,150	Rexford Industrial Realty Inc REIT	3,243,262
16,513	RLI Corp	1,655,758
91,623	Sabra Health Care Inc REIT	1,348,691
44,486	SEI Investments Co	2,638,020
24,939	Selective Insurance Group Inc	1,883,643
25,159	Signature Bank	6,850,292
27,865	SL Green Realty Corp REIT	1,973,957
126,883	SLM Corp	2,233,141
49,418	Spirit Realty Capital Inc REIT	2,275,205
79,951	Sterling Bancorp	1,995,577
43,478	Stifel Financial Corp	2,954,765
101,454	STORE Capital Corp REIT	3,249,572
60,762	Synovus Financial Corp	2,666,844
20,993	Texas Capital Bancshares Inc(a)	1,260,000
17,853	UMB Financial Corp	1,726,564
91,336	Umpqua Holdings Corp	1,849,554
53,608	United Bankshares Inc	1,950,259
84,806	Unum Group	2,125,238
46,736	Urban Edge Properties REIT	855,736
168,708	Valley National Bancorp	2,245,503
28,621	Washington Federal Inc	981,986
37,587	Webster Financial Corp	2,046,988
23,667	Wintrust Financial Corp	1,902,117
		230,876,759
Industrial — 19.46%
14,816	Acuity Brands Inc	2,568,650
59,774	AECOM(a)	3,774,728
25,649	AGCO Corp	3,142,772
27,368	AptarGroup Inc	3,266,371
29,799	Arrow Electronics Inc(a)	3,346,130
41,286	Avnet Inc	1,526,343
27,250	Axon Enterprise Inc(a)	4,769,295
18,620	Belden Inc	1,084,801
85,974	Builders FirstSource Inc(a)	4,448,295
21,628	Carlisle Cos Inc	4,299,430
20,767	Clean Harbors Inc(a)	2,157,068
73,319	Cognex Corp	5,881,650
10,180	Coherent Inc(a)	2,545,916
53,745	Colfax Corp(a)	2,466,895
20,679	Crane Co	1,960,576
16,964	Curtiss-Wright Corp	2,140,518
52,108	Donaldson Co Inc	2,991,520
13,026	Dycom Industries Inc(a)	927,972
17,378	Eagle Materials Inc	2,279,298
22,304	EMCOR Group Inc	2,573,436

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Industrial — (continued)
26,283	Energizer Holdings Inc	$ 1,026,351
17,639	EnerSys	1,313,047
54,049	Flowserve Corp	1,873,879
59,531	Fluor Corp(a)	950,710
14,730	GATX Corp	1,319,219
70,429	Graco Inc	4,927,917
11,017	Greif Inc Class A	711,698
34,791	Hexcel Corp(a)	2,066,237
22,564	Hubbell Inc	4,076,638
43,518	II-VI Inc(a)	2,583,228
35,724	ITT Inc	3,066,548
60,507	Jabil Inc	3,531,794
34,693	Kennametal Inc	1,187,541
24,940	Kirby Corp(a)	1,196,122
68,865	Knight-Swift Transportation Holdings Inc	3,522,445
15,881	Landstar System Inc	2,506,339
14,187	Lennox International Inc	4,173,390
24,640	Lincoln Electric Holdings Inc	3,173,386
10,213	Littelfuse Inc	2,790,907
39,510	Louisiana-Pacific Corp	2,424,729
23,742	MasTec Inc(a)	2,048,460
83,991	MDU Resources Group Inc	2,492,013
23,322	Mercury Systems Inc(a)	1,105,929
23,080	Middleby Corp(a)	3,935,371
15,122	MSA Safety Inc	2,203,275
55,175	National Instruments Corp	2,164,515
22,430	Nordson Corp	5,341,704
69,750	nVent Electric PLC	2,255,018
28,478	Oshkosh Corp	2,915,293
42,790	Owens Corning	3,658,545
16,885	Regal Rexnord Corp	2,538,491
22,311	Ryder System Inc	1,845,343
10,926	Saia Inc(a)	2,600,716
34,815	Silgan Holdings Inc	1,335,503
18,023	Simpson Manufacturing Co Inc	1,927,920
40,796	Sonoco Products Co	2,430,626
24,518	Southwest Gas Holdings Inc	1,639,764
38,111	Stericycle Inc(a)	2,590,405
17,238	SYNNEX Corp	1,794,476
28,961	Terex Corp	1,219,258
22,434	Tetra Tech Inc	3,350,294
28,793	Timken Co	1,883,638
13,665	TopBuild Corp(a)	2,798,729
44,422	Toro Co	4,327,147
47,858	Trex Co Inc(a)	4,878,166
35,005	Trinity Industries Inc(b)	951,086
17,986	Universal Display Corp	3,074,887
8,801	Valmont Industries Inc	2,069,291
55,063	Vishay Intertechnology Inc	1,106,216
70,089	Vontier Corp	2,354,990
25,649	Werner Enterprises Inc	1,135,481
26,391	Woodward Inc	2,987,461
13,398	Worthington Industries Inc	706,075
40,901	XPO Logistics Inc(a)	3,254,902
		189,494,777
Shares		Fair Value
Technology — 8.31%
48,746	ACI Worldwide Inc(a)	$ 1,497,965
41,567	Amkor Technology Inc	1,037,097
28,178	Aspen Technology Inc(a)	3,460,258
17,443	Blackbaud Inc(a)	1,227,115
30,827	Brooks Automation Inc	3,155,143
9,772	CACI International Inc Class A(a)	2,561,241
50,526	CDK Global Inc	2,149,881
15,770	Cerence Inc(a)	1,515,655
23,899	Cirrus Logic Inc(a)	1,968,083
12,125	CMC Materials Inc	1,494,164
19,033	CommVault Systems Inc(a)	1,433,375
17,766	Concentrix Corp(a)	3,144,582
36,284	Digital Turbine Inc(a)	2,494,525
22,620	Envestnet Inc(a)	1,815,029
11,779	Fair Isaac Corp(a)	4,687,218
71,664	Genpact Ltd	3,404,757
20,000	J2 Global Inc(a)	2,732,400
58,413	KBR Inc	2,301,472
56,588	Lattice Semiconductor Corp(a)	3,658,414
31,492	Lumentum Holdings Inc(a)	2,630,842
26,305	Manhattan Associates Inc(a)	4,025,454
25,505	Maximus Inc	2,122,016
23,007	MKS Instruments Inc	3,471,986
54,519	NCR Corp(a)	2,113,156
31,429	NetScout Systems Inc(a)	847,012
13,896	Qualys Inc(a)	1,546,486
38,563	Sailpoint Technologies Holdings Inc(a)	1,653,581
24,048	Science Applications International Corp	2,057,547
26,938	Semtech Corp(a)	2,100,356
16,852	Silicon Laboratories Inc(a)	2,361,976
14,605	Synaptics Inc(a)	2,624,957
45,267	Teradata Corp(a)	2,596,062
47,911	Wolfspeed Inc(a)	3,867,855
57,023	Xerox Holdings Corp	1,150,154
		80,907,814
Utilities — 2.75%
21,687	ALLETE Inc	1,290,810
26,339	Black Hills Corp	1,653,036
92,792	Essential Utilities Inc	4,275,855
45,355	Hawaiian Electric Industries Inc	1,851,845
20,960	IDACORP Inc	2,166,845
37,832	National Fuel Gas Co	1,986,936
40,011	New Jersey Resources Corp	1,392,783
21,393	NorthWestern Corp	1,225,819
83,055	OGE Energy Corp	2,737,493
22,198	ONE Gas Inc	1,406,687
35,614	PNM Resources Inc	1,762,181
21,444	Spire Inc	1,311,944
86,757	UGI Corp	3,697,583
		26,759,817
TOTAL COMMON STOCK — 98.48% (Cost $742,432,173)		$958,825,865

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
580,000	BlackRock FedFund Institutional Class(c), 0.03%(d)	$ 580,000
286,000	Goldman Sachs Financial Square Government Fund Institutional Class(c), 0.03%(d)	286,000
816,000	Invesco Government & Agency Portfolio Institutional Class(c), 0.03%(d)	816,000
814,000	JPMorgan U.S. Government Money Market Fund Capital Shares(c), 0.03%(d)	814,000
640,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(c), 0.03%(d)	640,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.32% (Cost $3,136,000)		$3,136,000
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.11%
$10,800,000	Federal Farm Credit Bank Funding Corp(e) 0.00%, 10/01/2021	10,800,000
Repurchase Agreements — 0.84%
2,672,856	Undivided interest of 18.54% in a repurchase agreement (principal amount/value $14,411,175 with a maturity value of $14,411,199) with Citigroup Global Markets Inc, 0.06%, dated 9/30/21 to be repurchased at $2,672,856 on 10/1/21 collateralized by U.S. Treasury securities, 0.13% - 2.75%, 6/30/22 - 2/15/28, with a value of $14,699,399.(c)	2,672,856
2,672,856	Undivided interest of 2.90% in a repurchase agreement (principal amount/value $92,234,491 with a maturity value of $92,234,619) with RBC Capital Markets Corp, 0.05%, dated 9/30/21 to be repurchased at $2,672,856 on 10/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/31/21 - 5/1/58, with a value of $94,079,185.(c)	2,672,856
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 99,620	Undivided interest of 23.66% in a repurchase agreement (principal amount/value $421,173 with a maturity value of $421,174) with JP Morgan Securities, 0.05%, dated 9/30/21 to be repurchased at $99,620 on 10/1/21 collateralized by U.S. Treasury securities, 0.50% - 2.88%, 2/15/23 - 4/30/26, with a value of $429,597.(c)	$ 99,620
2,672,856	Undivided interest of 3.52% in a repurchase agreement (principal amount/value $75,803,310 with a maturity value of $75,803,415) with Bank of America Securities Inc, 0.05%, dated 9/30/21 to be repurchased at $2,672,856 on 10/1/21 collateralized by Federal National Mortgage Association securities, 1.50% - 5.00%, 9/1/31 - 7/1/60, with a value of $77,319,376.(c)	2,672,856
		8,118,188
TOTAL SHORT TERM INVESTMENTS — 1.95% (Cost $18,918,188)		$18,918,188
TOTAL INVESTMENTS — 100.75% (Cost $764,486,361)		$980,880,053
OTHER ASSETS & LIABILITIES, NET — (0.75)%		$(7,259,936)
TOTAL NET ASSETS — 100.00%		$973,620,117

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2021.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of September 30, 2021.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
REIT	Real Estate Investment Trust
At September 30, 2021, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
Short
S&P Mid 400® Emini Futures	47	USD	12,376,040	December 2021	$(112,320)
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2021

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2021, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 58 futures contracts for the reporting period.

September 30, 2021